Financial instruments and risk management - Derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	May 11, 2018
Derivatives, Fair Value [Line Items]
Outstanding principal	$ 4,926,000,000
Other Assets
Derivatives, Fair Value [Line Items]
Derivative financial instruments	3,000,000	$ 39,000,000
Other Assets | Interest rate cap
Derivatives, Fair Value [Line Items]
Outstanding principal	4,500,000,000
Derivative financial instruments	$ 3,000,000	$ 39,000,000
LIBOR cap | Interest rate cap
Derivatives, Fair Value [Line Items]
Applicable rate, floating			2.87%